PowerShares Water Resources Portfolio
PowerShares Water Resources Portfolio Summary Information
Investment Objective
The PowerShares Water Resources Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX US Water IndexSM (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Water Resources Portfolio
Management Fees	0.50%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.62%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PowerShares Water Resources Portfolio	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 31% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks and American depositary receipts ("ADRs") of companies in the water industry that comprise the Underlying Index. The Underlying Index seeks to track the performance of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. The Underlying Index was created by, and is a trademark of, The NASDAQ OMX Group, Inc. ("NASDAQ OMX" or the "Index Provider"). The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the Shares of the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Foreign Securities Risk. Since the Underlying Index may include ADRs, the Fund's investments involve risks of investing in foreign securities that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Annual Total Returns—Calendar Years

The Fund’s year-to-date total return for the six months ended June 30, 2013 was 6.71%.
Best Quarter	Worst Quarter
22.20% (2nd Quarter 2009)	(22.23)% (3rd Quarter 2011)

Average Annual Total Returns for the Periods Ended December 31, 2012
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
PowerShares Water Resources Portfolio		24.06%	(0.03%)	5.10%	Dec. 06, 2005
PowerShares Water Resources Portfolio Return After Taxes on Distributions		23.88%	(0.13%)	5.00%	Dec. 06, 2005
PowerShares Water Resources Portfolio Return After Taxes on Distributions and Sale of Fund Shares		15.84%	(0.04%)	4.41%	Dec. 06, 2005
PowerShares Water Resources Portfolio NASDAQ OMX US Water Index℠ (reflects no deduction for fees, expenses or taxes)	[1]	29.55%			Dec. 06, 2005
PowerShares Water Resources Portfolio ISE Water Index (reflects no deduction for fees, expenses or taxes)		25.61%	3.03%	7.78%	Dec. 06, 2005
PowerShares Water Resources Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	3.92%	Dec. 06, 2005
PowerShares Water Resources Portfolio Blended—NASDAQ OMX US Water Index℠ (reflects no deduction for fees, expenses or taxes)	[2]	25.24%	1.20%	6.55%	Dec. 06, 2005
[1]	Prior to March 1, 2012, the Fund sought to replicate, before fees and expenses, the performance of the Palisades Water Index. Effective March 1, 2012, the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX US Water Index℠. "5 Years" and "Since Inception" performance for the NASDAQ OMX US Water Index℠ is not available because that Index did not commence calculation and publication until July 27, 2011.
[2]	The data included as "Blended—NASDAQ OMX US Water Index℠" is comprised of the Palisades Water Index from December 6, 2005, the Fund's inception, until March 1, 2012, followed by the performance of the NASDAQ OMX US Water Index℠ from March 1, 2012 through December 31, 2012.